Significant Events - Investment in and Acquisition by TransAlta Renewables of the Canadian Assets (Details)	Nov. 09, 2017 CAD ($)	Jan. 06, 2016 CAD ($) shares $ / shares MW	Dec. 31, 2018 CAD ($) shares	Dec. 31, 2017 shares	Nov. 30, 2016 CAD ($)	Mar. 17, 2016 shares
Disclosure of detailed information about business combination [line items]
Number of shares issued | shares			38,600,000	38,600,000		1,824,620.00
Transfer of equity from non-controlling interests			$ 1,000,000		$ 38,000,000
TransAlta Renewables | Canadian Assets
Disclosure of detailed information about business combination [line items]
Aggregate value of business combination		$ 540,000,000			520,000,000
Capacity of facility (in megawatts) | MW		611
Cash paid		$ 173,000,000
Common shares issued (in shares) | shares		15,640,583
Value of common shares issued		$ 152,000,000
Subscription receipts (in shares) | shares		17,692,750
Price per subscription receipt		$ 9.75
Number of shares received per subscription receipt (in shares) | shares		1
Dividend per subscription receipt (in CAD per share) | $ / shares		$ 0.07
Number of shares issued | shares		17,692,750
Dividends paid, ordinary shares		$ 1,000,000
Share issue related cost		8,000,000
Effect of share issuance cost on income cost		2,000,000
Working capital and certain capital spares acquired					$ 19,000,000
Convertible unsecured debenture | TransAlta Renewables | Canadian Assets
Disclosure of detailed information about business combination [line items]
Notes and debentures issued		$ 215,000,000
Repayments of bonds, notes and debentures	$ 218,000,000
Payment of accrued interest	$ 3,000,000